CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Statement of Other Comprehensive Income [Abstract]
Net income	$ 57,442	$ 100,178	$ 185,836
Fair value adjustments to hedging financial instruments	32,908	(11,035)	(18,407)
Fair value adjustments to hedging financial instruments in associated companies	4,128	11,090	19,561
Reclassification into net income of previous fair value adjustments to hedging financial instruments	502	27	27
Fair value adjustments to available for sale securities	218	601	896
Other comprehensive (loss)/ income	(68)	(3)	67
Other comprehensive income	37,688	680	2,144
Comprehensive income	$ 95,130	$ 100,858	$ 187,980